Capital Management and Risk Policies	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Capital Management and Risk Policies
NOTE 45. CAPITAL MANAGEMENT AND RISK POLICIES

The tasks related to risk information and internal control of each of the companies controlled by Grupo Financiero Galicia are defined and carried out rigorously by each of them.
Corporate risk management is monitored by the Audit Committee, which as well gathers and analyzes the information submitted by the main controlled companies.
As concerns risks, Banco Galicia embraces a policy that takes into consideration several aspects of the business and operations, abiding by the main guidelines of internationally accepted standards.
The specific function of the integral management of risks faced by Banco Galicia has been assigned to the Risk Area Management, ensuring its independence from the rest of the business areas by depending directly on the Bank’s General Management. Likewise, in order to have timely information and an agile and efficient structure that allows responding and adapting to the prevailing macro and microeconomic variables, the functions of granting and recovering credits, both for companies and individuals, are in charge of managements directly reporting to the Area, thus seeking greater efficiency in decision-making.

Additionally, the control and prevention of the risks of money laundering, terrorist financing, and other illicit activities, are in charge of the Prevention of Money Laundering Management, reporting to the Board of Directors, thus ensuring the Board of Directors is fully knowledgeable of the risks the Bank is exposed to, being in charge of designing and proposing the required policies and procedures for their identification, evaluation, follow-up, control, and mitigation.
The Risk Appetite framework has been specified as the risk level that would eventually be assumed in order to meet the business objectives. This specified Risk Appetite framework counts on different levels of risk acceptance, both in individual and consolidated terms. The Risk Appetite monitors, through a series of metrics and associated thresholds, the main risks assumed by the Bank, and divides them into the following dimensions: (i) Capital Risk (or Solvency); (ii) Financial Risk; (iii) Credit Risk; (iv) Operational Risk; (v) Cybersecurity. It should be noted that the last two dimensions also include monitoring the Reputational and Technological Risks.
Additionally, the Risks Area Management monitors the risk appetite set up, and conducts prospective analysis of the risk levels, aligning the management to the strategy and the business plan defined by the Board of Directors. It also promotes corporate policies aimed at mitigating verified (or potential) deviations from the accepted risk levels.
Capital Management
The Company’s goals are to generate returns to its shareholders, benefits to other groups of interest and keep the best capital structure. The latter will be given by the needs for investment in subsidiaries and new ventures, keeping the expected profitability levels and complying with the liquidity and solvency goals set.
Banco Galicia’s subsidiary determines the minimum capital requirement for each risk, in accordance with Argentine Central Bank regulations. The capital risk management is cross-sectional with respect to the other risks. Senior management is responsible for monitoring, overseeing, adjusting and ensuring compliance with its stated goals concerning capital management.
The Capital Adequacy Assessment Process (
Proceso de Evaluación de Suficiencia de Capital
—PESC) (reflected in the Capital Adequacy Report—IAC, as per its acronym in Spanish) enables to assess the relationship between own resources available and necessary resources to maintain an appropriate risk profile. This process also allows for the identification of both the economic capital needs and the sources to meet such needs.
To perform stress tests, four scenarios with different likelihood of occurrence are defined, which could affect the solvency and liquidity. The most likely to occur scenarios are used in management stress testing and are referred to when defining Risk Appetite thresholds. The least-likely to occur or least-severe scenarios are used in developing the Recovery Plan, which specifies the protocol defined for situations or events that may compromise the Bank’s operational capacity.
As of December 31, 2021, and December 31, 2020, Banco Galicia complied with the minimum capital requirement established by the Argentine Central Bank regulations.
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2021, and December 31, 2020, is as follows:

	12.31.21	12.31.20
Basic Shareholders’ Equity	257,700,315	162,178,965
(Deductible Items)	(35,563,896)	(32,594,504)
Equity Tier 1	222,136,419	129,584,461
Complementing shareholders’ Equity	29,006,025	27,477,066
Equity Tier 2	29,006,025	27,477,066
Regulatory Capital (RPC)	251,142,444	157,061,527
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.21	12.31.20
Credit Risk	63,920,141	42,457,859
Market Risk	1,133,653	1,419,264
Operational Risk	20,190,530	12,192,078
Minimum Capital Requirement	85,244,324	56,069,201
Integration	251,142,444	157,061,527
Excess	165,898,119	100,992,326
Financial Risks
Financial risk is a phenomenon inherent to the financial brokerage activity. The exposure to the different financial risk factors is a natural circumstance that cannot be completely avoided without affecting the Group’s long-term economic viability. However, the lack of management regarding risk exposures is one of the most significant short-term threats. Risk factors need to be identified and managed within a specific policy framework that envisages the profile and the level of risk it has been decided to take to achieve long-term strategic goals.
Market Risk
The “price risk” is the possibility of incurring losses as a consequence of the variation of the market price of financial assets whose value is subject to negotiation. Financial assets subject to “trading” or allocated to “own positions” will be government and private debt securities, shares, currencies, derivatives and debt instruments issued by the Argentine Central Bank.
Brokerage/trading transactions that are allowed and regulated by the Policy are as follows:

•	Brokerage of Government and Provincial Securities.

•	Brokerage of Currencies on the Spot and Futures Markets

•	Brokerage of Interest Rate Derivatives. Interest Rate Futures and Interest Rate Swaps.

•	Brokerage of Debt Instruments Issued by the Argentine Central Bank.

•	Brokerage of Third-party Debt securities.

•	Brokerage of Shares.

For the fiscal year 2021, a unified limit was set for all operations of Ps.6,737,000.
The “price risk” (market) is daily managed according to the strategy approved, the purpose of which is to keep the Group present in the different currencies, variable- and fixed-income and derivatives markets, while obtaining the maximum return as possible on brokerage, without exposing the latter to excessive risk levels. Finally, the designed policy contributes to providing transparency and facilitates the perception of the risk levels to which it is exposed. In order to measure and monitor risks derived from the variation in the price of financial instruments that form the trading or brokerage securities portfolio, a model known as “Value at Risk” (also known as “VaR”) is used. This model determines the possible loss that could be generated by different financial instruments at each time under the following critical parameters.
Currency Risk
The composition of Assets and Liabilities in domestic currency and foreign currency exposes the Bank’s financial position to the so-called
“Currency Risk”, as a consequence of market fluctuations in the prices of the different currencies in which Assets and Liabilities are nominated.
The Group’s exposure to the foreign exchange risk as of
year-end
by type of currency is shown below:

	Balances as of 12.31.21
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	250,862	(248,914)	(1,291)	656
Euro	2,943	(623)	—	2,320
Canadian Dollar	32	(4)	—	27
Real	39	—	—	39
Swiss Franc	89	(32)	—	57
Others	85	(14)	—	71

Total	254,049	(249,587)	(1,291)	3,170

	Balances as of 12.31.20
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	320,180	(318,396)	—	1,784
Euro	6,643	(1,211)	—	5,432
Canadian Dollar	202	(6)	—	196
Real	51	—	—	51
Swiss Franc	78	(45)	—	33
Others	155	(5)	—	150

Total	327,309	(319,663)	—	7,646

		Balances as of 12.31.21		Balances as of 12.31.20
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	66	722	178	1,962
	-10%	(66)	590	(178)	5,254
Euro	10%	232	2,552	543	739
	-10%	(232)	2,088	(543)	(492)
Canadian Dollar	10%	3	30	20	53
	-10%	(3)	24	(20)	130
Real	10%	4	43	5	7,651
	-10%	(4)	35	(5)	(5)
Swiss Franc	10%	6	63	3	3
	-10%	(6)	51	(3)	(3)
Others	10%	7	78	15	15
	-10%	(7)	64	(15)	(15)
Interest Rate Risk
The different sensitivity of assets and liabilities to changes in “market interest rates” exposes the Group to the “interest rate risk”. It is the risk that the financial margin and the economic value of equity may vary as a consequence of fluctuations in market interest rates. The magnitude of such variation is associated with the sensitivity to interest rates of the structure of the Group’s assets and liabilities.

This risk factor (the change in interest rates) has an impact on two key variables: the “Net Financial Income (Expense)” and the “Present Value of Shareholders’ Equity”.
These methodologies imply a “short-term” approach (RFN), for which a “base case scenario” is submitted to a 400 basis points “interest rates” shock for Argentine pesos, and 200 basis points for Dollars and CER/UVA, and the variation of the Net Financial Income is estimated and compared with the limits assigned to said changes in the variables subject to control. For “long-term approach” (VP), statistical simulations of interest rates are performed, and a “critical” scenario is obtained, arising from the exposure to the interest rate risk presented by the balance sheet structure. The economic capital is obtained from the difference resulting from the “critical” scenario and the balance sheet market value, within a 99.5% confidence interval.
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	From 30 to 90	From 90 to 180	From 180 to 365	More than 365	Total
As of 12.31.21
Total Financial Assets	625,405,963	116,802,086	106,308,391	154,697,504	524,232,048	1,527,445,992
Total Financial Liabilities	818,306,924	96,462,632	38,475,450	24,267,311	343,024,022	1,320,536,340

Net Amount	(192,900,961)	20,339,454	67,832,940	130,430,193	181,208,026	206,909,652

As of 12.31.20
Total Financial Assets	497,444,834	122,335,699	110,798,069	184,197,811	500,497,440	1,415,273,853
Total Financial Liabilities	793,761,624	100,561,675	26,336,068	13,174,729	308,649,837	1,242,483,933

Net Amount	(296,316,790)	21,774,024	84,462,001	171,023,082	191,847,603	172,789,920

The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2021. The percentage change budgeted by the Group for fiscal year 2021 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in %
Decrease in Interest Rate	-100 bp	(3,543,296)	-1.7%
Increase in Interest Rate	100 bp	3,543,296	1.7%
Liquidity Risk
It contemplates the risk that the Group is unable to offset or liquidate a position at market value because:

•	the assets that are part thereof do not have a sufficient secondary market; or

•	market changes.
In measuring and daily following up the “stock liquidity” an internal model is used, which contemplates the characteristics of behavior of the Group’s main funding sources. Based on the Group’s experience in connection with the changes in deposits and other liabilities, this model determines the “liquidity requirements” applied to liabilities subject to the policy and give rise to the “Management Liquidity Requirement”. In determining these liquid resources, the remaining term of liabilities is also contemplated, as well as the currency in which they are denominated. The resulting liquidity requirement is allocated to “eligible assets” set by the policy. The management liquidity requirement, along with the legal minimum cash requirements, are part of the total liquidity available.
Daily liquidity management is supplemented by the estimated available funds or needs for the day, considering the opening balance of Argentine Central Bank’s account, deducting the daily minimum requirement, and including the main movements for the day. The latter results in the overestimated/underestimated balance that will be considered by operators in order to place funds or meet the financing needs.
The monthly liquidity
follow-up
and control from the “flow” standpoint, called “liquidity mismatch/liquidity gap”, are performed by estimating the accumulated mismatches within the first year as a percentage of total liabilities. The gap methodology used (contractual gaps) is consistent with the best international practices in the field.
In addition, the concentration of deposits is followed up and measured. In order to mitigate this risk factor, the policy designed restricts the involvement of two groups of customers to the total deposits: the first 10 customers and second 50 customers.
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2021, and December 31, 2020, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.21
Assets
Debt Securities measured at Fair Value through Profit or Loss	235,715,852	289,004	585,835	921,601	—	237,512,292
Derivative Financial Instruments	1,247,078	—	—	—	—	1,247,078
Repurchase Transactions	206,318,139	—	—	—	—	206,318,139
Other Financial Assets	20,422,842	123,048	149,125	3,444,877	—	24,139,892
Loans and Other Financing	268,278,512	279,743,611	180,218,971	116,216,349	37,370,356	881,827,799
Other Debt Securities	97,602,616	304,390	229,445	724,771	—	98,861,222
Financial Assets Pledged as Collateral	35,235,668	—	—	—	—	35,235,668
Investments in Equity Instruments	1,251,934	—	—	—	—	1,251,934
Liabilities
Deposits	981,068,287	64,008,739	3,074,261	112,674	22	1,048,263,983
Liabilities at fair value through profit or loss	75,674	—	—	—	—	75,674
Derivative Financial Instruments	712,129	—	—	—	—	712,129
Other Financial Liabilities	130,748,187	60,319,962	177,971	26,415	5,032	191,277,568
Lease liabilities	114,368	570,091	644,172	3,769,889	609,978	5,708,499
Financing Received from the Argentine Central Bank and Other Financial Institutions	5,200,022	4,623,289	15,913,726	3,979,210	—	29,716,247
Debt Securities	1,519,011	15,230,169	9,487,019	6,395,177	—	32,631,376
Subordinated Debt Securities	996,044	—	996,044	33,323,071	—	35,315,159

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.20
Assets
Debt Securities measured at Fair Value through Profit or Loss	230,532,971	851,483	4,800,940	652,403	—	236,837,797
Derivative Financial Instruments	827,053	—	—	—	—	827,053
Repurchase Transactions	93,249,485	—	—	—	—	93,249,485
Other Financial Assets	11,588,748	152,157	184,402	4,627,615	—	16,552,922
Loans and Other Financing	250,068,562	308,413,869	204,441,783	141,230,251	46,100,820	950,255,285
Other Debt Securities	38,345,187	—	—	—	—	38,345,187
Financial Assets Pledged as Collateral	28,252,414	—	—	—	—	28,252,414
Investments in Equity Instruments	5,654,112	—	—	—	—	5,654,112
Liabilities
Deposits	960,889,687	67,935,172	3,870,033	184,718	41	1,032,879,651
Derivative Financial Instruments	86,716	—	—	—	—	86,716
Other Financial Liabilities	140,382,359	36,949	41,420	121,508	—	140,582,236
Lease Liabilities	233,741	1,094,126	1,200,436	5,585,434	2,077,061	10,190,798
Financing Received from the Argentine Central Bank and Other Financial Institutions	3,936,538	4,967,332	9,264,337	5,640,484	—	23,808,691
Debt Securities	1,111,592	9,292,808	12,158,857	9,583,666	—	32,146,923
Subordinated Debt Securities	1,291,846	—	1,291,846	11,410,759	33,013,113	47,007,564
Credit Risk
Credit risk arises from the possibility of suffering losses due to a debtor’s or counterparty’s noncompliance with its contractual obligations. It is the one that requires the greatest need for capital, including that arising from the risk of individual and sectorial concentration, which represents supplementary approximations to the intrinsic credit risk.
Accordingly, the Group uses credit assessment and risk monitoring tools that allow the entity to manage risks in a streamlined and controlled manner and that foster the adequate diversification of portfolios, both on an individual basis and by economic sector, thus controlling its exposure to potential risks.

The credit quality of debt securities as of December 31, 2021, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Private Securities	Total as of 12.31.21
AAA	9,650,279	—	37	39,049,777	—	609,936	49,310,029
AA+	—	—	52,845	—	—	820,093	872,938
AA	5,617	—	—	31,359	—	10,892	47,868
AA-	—	—	—	—	—	1,623	1,623
A+	—	—	—	—	—	8,635	8,635
A1	—	—	—	—	—	38,957	38,957
A1+	—	—	1,266,148	—	—	510,849	1,776,997
A	—	—	—	—	—	367,434	367,434
A2	—	244,653	—	—	—	1,314	245,967
A-	—	—	—	—	—	39,096	39,096
A3	—	630,013	—	—	—	—	630,013
Baa1	—	—	94,832	—	—	—	94,832
BBB-	—	641,844	—	—	—	—	641,844
Baa3	—	—	—	—	—	34,356	34,356
B1	—	143,271	—	—	—	—	143,271
B	—	68,027	—	—	—	—	68,027
BB-	—	—	—	—	—	1,872	1,872
CCC	25,517	—	—	—	—	—	25,517
C	—	—	—	—	181,567,431	20,191	181,587,622

Total	9,681,413	1,727,808	1,413,862	39,081,136	181,567,431	2,465,248	235,936,898

The credit quality of debt securities as of December 31, 2020, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Private Securities	Total as of 12.31.20
AAA	3,524,914	—	—	25,607,172	—	1,061,755	30,193,841
AA+	—	—	136,148	—	—	447	136,595
AA	—	—	—	—	—	85,738	85,738
Aa2	—	—	—	—	—	48,642	48,642
AA-	71,913	—	—	—	—	1,350,297	1,422,210
A+	—	—	—	—	—	1,906	1,906
A1	—	—	—	—	—	272,726	272,726
A1+	—	—	—	—	—	1,239,099	1,239,099
A	—	—	—	—	—	32,424	32,424
A2	—	—	—	—	—	163	163
A-	—	—	—	—	—	61,290	61,290
A3	—	303,042	—	—	—	—	303,042
Baa1	—	—	1,509	—	—	44,114	45,623
Baa3	—	—	—	—	—	20,065	20,065
B	—	814,136	—	—	—	—	814,136
CCC	6,193,784	—	—	—	—	—	6,193,784
C	—	—	—	—	193,695,730	25,809	193,721,539

Total	9,790,611	1,117,178	137,657	25,607,172	193,695,730	4,244,475	234,592,823

Summary of credit risk
The following disclosures present the gross carrying amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for loan losses.
Those credits that do not have reasonable expectations of recovering the contractual cash flows are eliminated from the Group’s assets and are recognized in “Off-balance Items”.
The credit quality related to loans granted is detailed in Schedule B.
The breakdown by term of “Net Loans and Other Financing” is detailed in Schedule D.
Impairment of financial assets
The “Expected Credit Loss” (“ECL”) model applies to financial assets which are valued at both amortized cost and fair value through OCI.
The standard establishes three categories to classify financial instruments, primarily considering the credit risk evolution over time. Stage 1 includes financial assets with normal or no significant risk associated; Stage 2 includes financial assets for which a significant increase in credit risk (“SICR”) has been identified but they are not yet deemed to be credit-impaired, and Stage 3 comprises financial assets which are defaulted and/or subject to serious risk of impairment.

To calculate the provisions for credit impairment risk, IFRS 9 differentiates between each of the three stages. The resulting concepts are explained as follows:

•
Expected Credit Losses within a
12-month
period: possible events of default within the 12 months following the date of the presentation of financial statements. Assets included in Stage 1 have their ECL measured at
12-month
ECL.

•
Lifetime Expected Credit Losses: ECL during the active period of the financial asset, which results of calculating the probability of impairment of an asset throughout its duration, up until its maturity. Instruments in Stage 2 or 3 have their ECL measured based on lifetime ECL.

A pervasive concept in measuring ECL in accordance with IFRS 9 is that it should consider forward looking information. The Group has included below an explanation on how it has incorporated this in its ECL models.
Grouping of instruments for losses measured on a collective basis
For expected credit loss provisions modelled on a collective basis, a grouping of exposures is performed based on shared risks characteristics, such that risk exposures within group are homogeneous. In performing this grouping, there must be sufficient information for the group to be statistically credible. Where sufficient information is not available internally, the Group has considered benchmarking internal/external supplementary data to use for modelling purposes. The Group has identified four groupings: Retail, Retail-like, Wholesale and Naranja X, amongst these four segments the Group estimates parameters in a more granular way based on the shared risk characteristics.
Stage classification
Each subsidiary of Grupo Galicia classifies financial instruments subject to impairment under IFRS 9 in stages, as follows:

•
Stage 1: in the case of retail portfolios, it includes every operation up to 31 days past due. In the case of wholesale portfolios, it considers every client whose BCRA situation indicates a normal status (A
1
) (i.e. low risk of bankruptcy).

•	Stage 2: considers two groups:

•	For retail and retail like Portfolios between 31 and 90 days past due. For wholesale it considers credit ratings for which the risk of default has increased significantly (B).

•	Probability of Default (“PD”) or Score with impairment risk.

•
Stage 3: For retail portfolios, it includes every operation amounting 90 or more days past due. For wholesale portfolios, it considers every client whose BCRA situation indicates serious risk of bankruptcy (C, D, E). Furthermore, this stage also includes refinanced transactions originated more than 90 days past due or with another transaction in force within the last 24 months.

Significant Increase in credit risk
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:

1	The analysis of the customer’s cash flow shows that it is capable of attend adequately all its financial commitments.

Retail Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (*) with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (*) with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA situation	Extra conditions to be considered stage 2
A	- Cure
- BCRA situation B1
- Probability of Default (“PD”) or Score (*) with impairment risk
C	- It does not apply to defaulted clients

(*)	Internal scoring.
Definition of Default
A financial asset is in default whenever a payment is more than 90 days past due, or if the Company considers the payment will not be fully reimbursed.
The credit analysis for wholesale loans is not the same as for retail loans, Grupo Galicia’s definition of default for wholesale portfolios is based on a credit analysis of the individual borrower.
The default definition has been applied consistently to model the Probability of Default (PD), Exposure at Default (EAD) and Loss given Default (LGD) throughout the Group’s expected loss calculations:

•
Probability of Default (“PD”): it represents the likelihood of a borrower defaulting on its financial obligation (as per the definition of default included above), either over the next 12 months or the remaining lifetime of the obligation.

•
Exposure at the moment of Default (“EAD”): it is based on the amounts the Group expects to be owed at the time of default, over the next 12 months or over the remaining lifetime. For example, for a revolving commitment, the Group includes the current draw down balance plus any further amount that it is expected to be drawn up to the current contractual limit by the potential time of default.

•
Loss given Default (“LGD”): this represents Grupo Galicia’s expectation of effective loss from the total exposure at default. Its value changes according to the counterparty, seniority of the claim and availability of collateral or other credit support. LGD is expressed as a percentage loss per Peso of exposure at the time of default and is calculated over the term of the relevant obligation.

An instrument is considered to no longer be in default when it no longer meets any of the default criteria above mentioned.
Methodology for Expected Credit Loss estimation
Expected credit loss impairment allowances recognized in the financial statements reflect the effect of a range of possible economic outcomes, calculated on a probability-weighted basis, based on the economic scenarios described below. The recognition and measurement of expected credit losses (‘ECL’) involves the use of significant judgment and estimation. It is necessary to formulate multiple forward-looking economic forecasts and incorporate them into the ECL estimates. Grupo Galicia uses a standard framework to form economic scenarios to reflect assumptions about future economic conditions, supplemented with the use of management judgment, which may result in using alternative or additional economic scenarios and/or management adjustments.
IFRS 9 establishes the following standards regarding the estimation of credit loss:

•	An unbiased weighted probability index determined by the evaluation of different outcomes.

•	Time value of money

•	Reasonable and sustainable information available at no additional cost or effort that provides evidence to support forecasts, as well as present conditions and past events.
According to IFRS 9, Grupo Galicia prepared three different scenarios with different probabilities: a base scenario with 70
 % probability of occurrence, a pessimistic scenario
with 15
 % probability of occurrence and an optimistic scenario
with 15
 % probability of occurrence.

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%
Naranja	70%	15%	15%
In order to toake time value of money into account, Grupo assumes expected losses will take place according to the PD behavior.
The ECL is determined by calculating the PD, EAD and LGD for each future month or collective segment. These three components are multiplied together and adjusted for forward looking information. This effectively calculates an ECL for each future month, which is then discounted back to the reporting date and summed. The discount rate used in the ECL calculation is the original effective interest rate or an estimation of it.
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections		QI - 2022 (*)	QII - 2022 (*)	QIII - 2022 (*)	QIV - 2022 (*)
GDP	Base	1.8%	2.3%	0.5%	1.5%
	Optimistic	7.0%	10.7%	8.0%	9.6%
	Pessimistic	1.7%	-1.0%	-4.1%	-3.6%
Unemployment Rate	Base	0.3%	7.8%	25.5%	9.4%
	Optimistic	-10.5%	-3.7%	12.2%	-2.5%
	Pessimistic	4.8%	19.1%	75.6%	80.9%
Real Salary	Base	-5.4%	-5.9%	-5.2%	-4.1%
	Optimistic	-4.9%	-5.1%	-4.6%	-0.6%
	Pessimistic	0.4%	-7.7%	-11.8%	-9.0%
Badlar rate	Base	17.4%	8.4%	-0.5%	0.0%
	Optimistic	17.4%	-0.3%	-6.3%	-11.8%
	Pessimistic	61.4%	58.3%	66.9%	76.5%
Consumer Price Index (CPI)	Base	54.9%	59.6%	60.1%	59.0%
	Optimistic	53.2%	50.5%	48.0%	42.8%
	Pessimistic	53.2%	72.6%	83.2%	86.8%
(*)
These variations were calculated based on annual basis.
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%

Grupo Financiero Galicia ECL	47,598,980	48,122,889
Retail, Retail like and Wholesale ECL	37,966,376	38,490,285
Naranja ECL	9,632,604	9,632,604

Scenario 2 (change in forecast PIB, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
GDP	0%	0%	0%
Unemployment Rate	3%	1%	4%
Real Salary	-4%	-2%	-5%
Badlar	25%	10%	60%
CPI	5%	1%	7%

Grupo Financiero Galicia ECL		48,411,267
Retail, Retail like and Wholesale RCL		38,778,663
Naranja ECL		9,632,604
Additional allowance outside the model (“COVID Overlay”)
Since March 2020, the Argentine Central Bank has implemented a series of measures aiming to reduce the economic consequences caused by
COVID-19.
The deferral of installments and the suspension of penalty interest for payment of installments in arrears are some examples of these measures. Credits cards were excluded from this benefit.
Considering the economic context that Argentina is going through, the uncertain behavior of the delinquent loans, and the measures adopted by the Argentine Central Bank, the Entity’s Management recognized an additional Allowance for Loan Losses outside the model as of December 31, 2020.
That allowance was calculated using the expected credit loss model on the delinquent loans in arrears and reflected the potential loss that could result from the macroeconomic context once the measures implemented by the Argentine Central Bank were lifted. The calculation was performed outside the model, generating additional forecasts with the objective of mitigating the lack of delinquency observed as a result of the regulations in force.
The Group calculated the impact of the additional allowance by estimating the expected loss from customers’ loans with deferred installments, based on the new probabilities of default, and adjusting the variables in each affected segment. This estimate included an adjustment over the credits’ lifetime.
From March 31, 2021, onwards, once the payment deferrals established by the Argentine Central Bank were over, the additional allowance set up outside the model as of December 31, 2020, was used during the current fiscal year, as the actual delinquent loans were identified, after their due dates had been deferred for a year (March 2020 – March 2021).
Maximum exposure to credit risk
Unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when they are 30 days past due (“DPD”) and are transferred from stage 1 to stage 2. The following disclosure presents the ageing of stage 2 financial assets. It distinguishes those assets that are classified as stage 2 when they are less than 30 days past due
(1-29
DPD) from those that are more than 30 DPD (30 and >DPD). Past due financial instruments are those loans where customers have failed to make payments in accordance with the contractual terms of their facilities.
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2021				December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	164,463,861	55,177,137	3,016,889	222,657,887	246,123,597
1-30	2,575,652	2,891,093	622,662	6,089,407	6,116,789
31-60	—	1,772,673	457,533	2,230,206	1,579,343
61-90	—	900,444	653,838	1,554,282	990,348
Default	—	—	14,109,155	14,109,155	8,387,786

Gross Carrying amount	167,039,513	60,741,347	18,860,077	246,640,937	263,197,863
Loss allowance	(5,845,144)	(10,017,080)	(15,360,846)	(31,223,070)	(35,435,411)

Net Carrying amount	161,194,369	50,724,267	3,499,231	215,417,867	227,762,452

	Retail like Portfolio
	December 31, 2021				December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	153,539,137	16,028,249	1,080,971	170,648,357	177,992,701
1-30	1,105,602	527,137	206,494	1,839,233	2,609,761
31-60	—	303,433	84,077	387,510	326,718
61-90	—	140,381	124,317	264,698	91,932
Default	—	—	2,227,308	2,227,308	1,792,207

Gross Carrying amount	154,644,739	16,999,200	3,723,167	175,367,106	182,813,319
Loss allowance	(257,780)	(1,361,307)	(2,609,419)	(4,228,506)	(6,825,303)

Net Carrying amount	154,386,959	15,637,893	1,113,748	171,138,600	175,988,016

	Wholesale Portfolio
	December 31, 2021				December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
A	496,694,594	17,137,832	—	513,832,426	417,049,373
B1	—	214,556	—	214,556	1,512,813
Default	—	—	730,084	730,084	1,201,703

Gross Carrying amount	496,694,594	17,352,388	730,084	514,777,066	419,763,889
Loss allowance	(1,465,190)	(319,928)	(729,682)	(2,514,800)	(4,814,466)

Net Carrying amount	495,229,404	17,032,460	402	512,262,266	414,949,423

	Naranja X
	December 31, 2021				December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	167,268,847	1,799,598	286,947	169,355,392	131,704,894
1-30	7,552,511	443,058	83,720	8,079,289	5,304,089
31-60	—	2,375,093	50,284	2,425,377	1,359,887
61-90	—	1,226,601	42,995	1,269,596	609,131
Default	—	—	3,966,855	3,966,855	2,980,850

Gross Carrying amount	174,821,358	5,844,350	4,430,801	185,096,509	141,958,851
Loss allowance	(5,677,757)	(1,257,400)	(2,697,447)	(9,632,604)	(9,275,787)

Net Carrying amount	169,143,601	4,586,950	1,733,354	175,463,905	132,683,064

	Retail Portfolio
	December 31, 2020				December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	174,398,931	71,724,666	—	246,123,597	222,499,714
1-30	2,080,249	1,757,767	2,278,773	6,116,789	6,715,330
31-60	—	1,505,887	73,456	1,579,343	2,928,809
61-90	—	847,358	142,990	990,348	1,650,575
Default	—	—	8,387,786	8,387,786	8,798,486

Gross Carrying amount	176,479,180	75,835,678	10,883,005	263,197,863	242,592,914
Loss allowance	(7,478,003)	(19,060,985)	(8,896,423)	(35,435,411)	(21,583,240)

Net Carrying amount	169,001,177	56,774,693	1,986,582	227,762,452	221,009,674

	Retail like Portfolio
	December 31, 2020				December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	158,187,579	18,354,315	1,450,807	177,992,701	77,754,290
1-30	1,462,383	818,265	329,113	2,609,761	4,120,016
31-60	—	316,890	9,828	326,718	460,503
61-90	—	67,955	23,977	91,932	657,546
Default	—	—	1,792,207	1,792,207	5,008,440

Gross Carrying amount	159,649,962	19,557,425	3,605,932	182,813,319	88,000,795
Loss allowance	(844,073)	(3,216,373)	(2,764,857)	(6,825,303)	(6,193,587)

Net Carrying amount	158,805,889	16,341,052	841,075	175,988,016	81,807,208

	Wholesale Portfolio
	December 31, 2020				December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
A	398,096,545	18,952,828	—	417,049,373	435,225,887
B1	—	1,512,813	—	1,512,813	776,177
Default	—	—	1,201,703	1,201,703	10,020,955

Gross Carrying amount	398,096,545	20,465,641	1,201,703	419,763,889	446,023,019
Loss allowance	(2,958,029)	(940,522)	(915,915)	(4,814,466)	(10,711,793)

Net Carrying amount	395,138,516	19,525,119	285,788	414,949,423	435,311,226

	Naranja X
	December 31, 2020				December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	129,793,001	1,514,657	397,236	131,704,894	93,346,349
1-30	4,878,423	341,066	84,600	5,304,089	5,513,282
31-60	—	1,287,654	72,233	1,359,887	2,657,374
61-90	—	563,323	45,808	609,131	1,387,796
Default	—	—	2,980,850	2,980,850	11,467,622

Gross Carrying amount	134,671,424	3,706,700	3,580,727	141,958,851	114,372,423
Loss allowance	(5,596,374)	(889,280)	(2,790,133)	(9,275,787)	(15,233,581)

Net Carrying amount	129,075,050	2,817,420	790,594	132,683,064	99,138,842

The Grupo Galicia employs a range of policies and practices to mitigate credit risk. The most common of these is accepting collateral for loans or funds advanced. The Group has internal policies on the acceptability of specific classes of collateral.
The Grupo Galicia policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by the Group since the prior period.
This table provides information on balance sheet items and their collateral in offsets as well as loan and other credit-related commitments.
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Net Gross Carrying Amount	Collateral´s Fair Value
Advances	53,152,720	(269,126)	52,883,594	—
Mortgage Loans	18,419,566	(5,814,164)	12,605,402	42,157,782
Pledge Loans	16,220,243	(29,447)	16,190,796	20,557,070
Personal Loans	65,896,440	(11,901,830)	53,994,610	—
Credit Card Loans	367,957,854	(17,344,564)	350,613,290	—
Financial Leases	1,114,408	(455)	1,113,953	—
Documents	194,471,663	(813,421)	193,658,242	—
Pre-financing export loans	17,181,120	—	17,181,120	—
Others	387,467,604	(11,425,973)	376,041,631	79,131,320

Total as of December 31, 2021	1,121,881,618	(47,598,980)	1,074,282,638	141,846,172

The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	614
50 to 60%	152
60 to 70%	377
70 to 80%	118
80 to 90%	137
90 to 100%	1,984
Higher than 100%	41,663

Total	45,045

Evolution of the exposure to credit risk and the related allowances
The credit risk allowance recognized in the period is affected by a variety of factors, such as:

•
transfers between Stage 1 and Stages 2 or 3 because the financial instruments experience significant credit risk increases (or decreases), or become impaired in the period, with the corresponding “increase” (or “decrease”) between the 12-month and Lifetime ECL;

•	additional allocations for new financial instruments recognized during the period, as well as reversals of allowances for loan losses for financial instruments derecognized in the period;
•	impact on ECL measurements of changes in PD, EAD and LGD in the period, arising from the periodic update of inputs to the models;
•	impact on ECL measurement due to changes in models and assumptions;
•	impacts due to passing of time resulting from an update to the present value;
•	local currency translations for assets denominated in foreign currency and other changes;
•	financial assets derecognized during the period and application of allowances related to assets derecognized in the balance sheet during the period; and
•	partial use of the additional allowance recorded outside the model (COVID Overlay) constituted as of December 31, 2020 due to regulations on deferrals established by the Argentine Central Bank.
The following tables explain the changes in the loss allowance between the beginning and the end of the annual period due to these factors:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2020	7,478,003	19,060,985	8,896,423	—	35,435,411
Inflation effect	(2,787,886)	(6,885,567)	(3,696,569)	—	(13,370,022)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(513,633)	513,633	—	—	—
Transfer from Stage 1 to Stage 3	(184,412)	—	184,412	—	—
Transfer from Stage 2 to Stage 1	720,872	(720,872)	—	—	—
Transfer from Stage 2 to Stage 3	—	(562,323)	562,323	—	—
Transfer from Stage 3 to Stage 1	241,423	—	(241,423)	—	—
Transfer from Stage 3 to Stage 2	—	462,938	(462,938)	—	—
New Financial Assets Originated or Purchased	2,115,543	1,201,186	8,362,628	—	11,679,357
Changes in PDs/LGDs/EADs	386,505	431,115	(1,067,616)	—	(249,996)
Foreign exchange and other movements	(1,028,066)	(2,657,874)	5,159,798	—	1,473,858
Other movements with no P&L impact
Write-offs and other movements	(583,205)	(826,141)	(2,336,192)	—	(3,745,538)

Loss Allowance as of December 31, 2021	5,845,144	10,017,080	15,360,846	—	31,223,070

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2020	844,073	3,216,373	2,764,857	—	6,825,303
Inflation effect	(279,331)	(1,056,263)	(877,072)	—	(2,212,666)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(37,773)	37,773	—	—	—
Transfer from Stage 1 to Stage 3	(11,610)	—	11,610	—	—
Transfer from Stage 2 to Stage 1	45,554	(45,554)	—	—	—
Transfer from Stage 2 to Stage 3	—	(44,351)	44,351	—	—
Transfer from Stage 3 to Stage 1	68,817	—	(68,817)	—	—
Transfer from Stage 3 to Stage 2	—	46,976	(46,976)	—	—
New Financial Assets Originated or Purchased	123,983	39,082	1,828,176	—	1,991,241
Changes in PDs/LGDs/EADs	(190,122)	(135,997)	(229,876)	—	(555,995)
Foreign exchange and other movements	(1,367)	(545,556)	39,249	—	(507,674)
Other movements with no P&L impact
Write-offs and other movements	(304,444)	(151,176)	(856,083)	—	(1,311,703)

Loss Allowance as of December 31, 2021	257,780	1,361,307	2,609,419	—	4,228,506

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2020	2,958,029	940,522	915,915	—	4,814,466
Inflation effect	(905,825)	(297,224)	(263,055)	—	(1,466,104)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(21,319)	21,319	—	—	—
Transfer from Stage 1 to Stage 3	—	—	—	—	—
Transfer from Stage 2 to Stage 1	139,769	(139,769)	—	—	—
Transfer from Stage 2 to Stage 3	—	(308,394)	308,394	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—	—
New Financial Assets Originated or Purchased	754,252	182,285	258	—	936,795
Changes in PDs/LGDs/EADs	435,273	11,066	(39,407)	—	406,932
Foreign exchange and other movements	(1,391,414)	(22,218)	302,882	—	(1,110,750)
Other movements with no P&L impact
Write-offs and other movements	(503,575)	(67,659)	(495,305)	—	(1,066,539)

Loss Allowance as of December 31, 2021	1,465,190	319,928	729,682	—	2,514,800

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2020	5,596,374	889,280	2,790,133	—	9,275,787
Inflation effect	(2,144,516)	(356,771)	(1,063,167)	—	(3,564,454)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(84,126)	84,126	—	—	—
Transfer from Stage 1 to Stage 3	(134,853)	—	134,853	—	—
Transfer from Stage 2 to Stage 1	222,556	(222,556)	—	—	—
Transfer from Stage 2 to Stage 3	—	(100,874)	100,874	—	—
Transfer from Stage 3 to Stage 1	171,095	—	(171,095)	—	—
Transfer from Stage 3 to Stage 2	—	10,657	(10,657)	—	—
New Financial Assets Originated or Purchased	3,794,799	1,367,217	2,810,850	—	7,972,866
Changes in PDs/LGDs/EADs	(1,077,581)	(135,324)	(294,531)	—	(1,507,436)
Foreign exchange and other movements	(90,131)	(18,046)	(38,894)	—	(147,071)
Other movements with no P&L impact
Write-offs and other movements	(575,860)	(260,309)	(1,560,919)	—	(2,397,088)

Loss Allowance as of December 31, 2021	5,677,757	1,257,400	2,697,447	—	9,632,604

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2019	8,322,959	3,855,946	9,404,335	—	21,583,240
Inflation effect	(2,933,721)	(2,869,728)	(3,358,166)	—	(9,161,615)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(752,418)	752,418	—	—	—
Transfer from Stage 1 to Stage 3	(178,419)	—	178,419	—	—
Transfer from Stage 2 to Stage 1	584,921	(584,921)	—	—	—
Transfer from Stage 2 to Stage 3	—	(507,260)	507,260	—	—
Transfer from Stage 3 to Stage 1	300,366	—	(300,366)	—	—
Transfer from Stage 3 to Stage 2	—	544,999	(544,999)	—	—
New Financial Assets Originated or Purchased	2,092,341	1,177,829	3,128,644	—	6,398,814
Changes in PDs/LGDs/EADs	3,638,483	16,973,151	4,163,880	—	24,775,514
Foreign exchange and o ther movements	(2,033,308)	799,390	830,882	—	(403,036)
Other movements with no P&L impact
Write-offs and other movements	(1,563,201)	(1,080,839)	(5,113,466)	—	(7,757,506)

Loss Allowance as of December 31, 2020	7,478,003	19,060,985	8,896,423	—	35,435,411

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2019	725,219	301,080	5,167,288	—	6,193,587
Inflation effect	(242,606)	(270,782)	(1,535,798)	—	(2,049,186)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(54,674)	54,674	—	—	—
Transfer from Stage 1 to Stage 3	(5,135)	—	5,135	—	—
Transfer from Stage 2 to Stage 1	44,319	(44,319)	—	—	—
Transfer from Stage 2 to Stage 3	—	(13,277)	13,277	—	—
Transfer from Stage 3 to Stage 1	(25,909)	—	25,909	—	—
Transfer from Stage 3 to Stage 2	—	109,098	(109,098)	—	—
New Financial Assets Originated or Purchased	723,054	235,301	1,961,088	—	2,919,443
Changes in PDs/LGDs/EADs	(1,699,225)	2,606,638	1,000,788	—	1,908,201
Foreign exchange a nd o ther movements	1,742,202	645,777	(29,693)	—	2,358,286
Other movements with no P&L impact
Write-offs and other movements	(363,172)	(407,817)	(3,734,039)	—	(4,505,028)

Loss Allowance as of December 31, 2020	844,073	3,216,373	2,764,857	—	6,825,303

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2019	1,024,895	454,660	9,232,238	—	10,711,793
Inflation effect	45,359	(19,767)	(2,352,551)	—	(2,326,959)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(91,161)	91,161	—	—	—
Transfer from Stage 1 to Stage 3	(20)	—	20	—	—
Transfer from Stage 2 to Stage 1	8,081	(8,081)	—	—	—
Transfer from Stage 2 to Stage 3	—	(25,758)	25,758	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—	—
New Financial Assets Originated or Purchased	913,669	160,383	75,317	—	1,149,369
Changes in PDs/LGDs/EADs	2,770,541	623,523	1,366,207	—	4,760,271
Foreign exchange and o ther movements	163,993	112,052	(24,285)	—	251,760
Other movements with no P&L impact
Write-offs and other movements	(1,877,328)	(447,651)	(7,406,789)	—	(9,731,768)

Loss Allowance as of December 31, 2020	2,958,029	940,522	915,915	—	4,814,466

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2019	4,157,813	1,446,970	9,628,798	—	15,233,581
Inflation effect	(1,452,514)	(439,541)	(2,729,989)	—	(4,622,044)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(108,936)	108,936	—	—	—
Transfer from Stage 1 to Stage 3	(219,966)	—	219,966	—	—
Transfer from Stage 2 to Stage 1	—	(233,987)	233,987	—	—
Transfer from Stage 2 to Stage 3	262,561	(262,561)	—	—	—
Transfer from Stage 3 to Stage 1	163,580	—	(163,580)	—	—
Transfer from Stage 3 to Stage 2	—	20,495	(20,495)	—	—
New Financial Assets Originated or Purchased	4,408,653	374,335	399,731	—	5,182,719
Changes in PDs/LGDs/EADs	439,257	124,204	441,990	—	1,005,451
Foreign exchange and other movements	—	—	—	—	—
Other movements with no P&L impact
Write-offs and other movements	(2,054,074)	(249,571)	(5,220,275)	—	(7,523,920)

Loss Allowance as of December 31, 2020	5,596,374	889,280	2,790,133	—	9,275,787

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	7,275,015	6,483,463	7,160,474	—	20,918,952
Inflation effect	(2,695,552)	(2,075,221)	(2,764,446)	—	(7,535,219)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,113,052)	1,113,052	—	—	—
Transfer from Stage 1 to Stage 3	(114,897)	—	114,897	—	—
Transfer from Stage 2 to Stage 1	950,844	(950,844)	—	—	—
Transfer from Stage 2 to Stage 3	—	(685,964)	685,964	—	—
Transfer from Stage 3 to Stage 1	43,554	—	(43,554)	—	—
Transfer from Stage 3 to Stage 2	—	71,218	(71,218)	—	—
New Financial Assets Originated or Purchased	2,568,784	1,504,429	6,262,382	—	10,335,595
Changes in PDs/LGDs/EADs	2,074,567	1,081,985	488,119	—	3,644,671
Foreign exchange and other movements	315,099	(318,922)	175,500	—	171,677
Other movements with no P&L impact
Write-offs and other movements	(981,403)	(2,367,250)	(2,603,783)	—	(5,952,436)

Loss Allowance as of December 31, 2019	8,322,959	3,855,946	9,404,335	—	21,583,240

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	746,808	783,682	3,300,336	—	4,830,826
Inflation effect	(304,907)	(252,319)	(1,636,048)	—	(2,193,274)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(51,028)	51,028	—	—	—
Transfer from Stage 1 to Stage 3	(2,951)	—	2,951	—	—
Transfer from Stage 2 to Stage 1	34,880	(34,880)	—	—	—
Transfer from Stage 2 to Stage 3	—	(60,098)	60,098	—	—
Transfer from Stage 3 to Stage 1	2,415	—	(2,415)	—	—
Transfer from Stage 3 to Stage 2	—	19,146	(19,146)	—	—
New Financial Assets Originated or Purchased	638,257	201,052	5,135,529	—	5,974,838
Changes in PDs/LGDs/EADs	1,170,734	75,504	759,191	—	2,005,429
Foreign exchange and other movements	(1,106,394)	(31,995)	180,897	—	(957,492)
Other movements with no P&L impact
Write-offs and other movements	(402,595)	(450,040)	(2,614,105)	—	(3,466,740)

Loss Allowance as of December 31, 2019	725,219	301,080	5,167,288	—	6,193,587

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	1,470,854	216,433	1,868,037	—	3,555,324
Inflation effect	(591,512)	(146,644)	(2,306,944)	—	(3,045,100)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(58,239)	58,239	—	—	—
Transfer from Stage 1 to Stage 3	(119)	—	119	—	—
Transfer from Stage 2 to Stage 1	128,191	(128,191)	—	—	—
Transfer from Stage 2 to Stage 3	—	(2,110)	2,110	—	—
Transfer from Stage 3 to Stage 1	4	—	(4)	—	—
Transfer from Stage 3 to Stage 2	—	85,277	(85,277)	—	—
New Financial Assets Originated or Purchased	1,127,597	235,990	538,810	—	1,902,397
Changes in PDs/LGDs/EADs	(150,815)	303,422	33,333	—	185,940
Foreign exchange and other movements	(251,024)	(11,664)	9,489,490	—	9,226,802
Other movements with no P&L impact
Write-offs and other movements	(650,042)	(156,092)	(307,436)	—	(1,113,570)

Loss Allowance as of December 31, 2019	1,024,895	454,660	9,232,238	—	10,711,793

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	3,851,123	5,154,884	5,841,643	—	14,847,650
Inflation effect	(1,469,779)	(1,524,158)	(2,586,948)	—	(5,580,885)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(104,906)	104,906	—	—	—
Transfer from Stage 1 to Stage 3	(220,440)	—	220,440	—	—
Transfer from Stage 2 to Stage 1	1,398,405	(1,398,405)	—	—	—
Transfer from Stage 2 to Stage 3	—	(1,398,549)	1,398,549	—	—
Transfer from Stage 3 to Stage 1	19,559	—	(19,559)	—	—
Transfer from Stage 3 to Stage 2	—	5,686	(5,686)	—	—
New Financial Assets Originated or Purchased	630,542	2,316,457	7,620,900	—	10,567,899
Changes in PDs/LGDs/EADs	451,231	(885,019)	1,046,067	—	612,279
Foreign exchange and other mo vements	—	—	—	—	—
Other movements with no P&L impact
Write-offs and other movements	(397,922)	(928,832)	(3,886,608)	—	(5,213,362)

Loss Allowance as of December 31, 2019	4,157,813	1,446,970	9,628,798	—	15,233,581

The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2020	176,479,180	75,835,678	10,883,005	—	263,197,863
Transfers:
Transfers from Stage 1 to Stage 2	(12,502,238)	12,502,238	—	—	—
Transfers from Stage 1 to Stage 3	(3,676,093)	—	3,676,093	—	—
Transfers from Stage 2 to stage 1	12,336,328	(12,336,328)	—	—	—
Transfers from Stage 2 to Stage 3	—	(5,139,767)	5,139,767	—	—
Transfers from Stage 3 to Stage 2	—	627,535	(627,535)	—	—
Transfers from Stage 3 to Stage 1	331,193	—	(331,193)	—	—
Financial assets derecognized during the period other than write-offs	(15,445,294)	(8,175,653)	(3,417,354)	—	(27,038,301)
New financial assets originated or purchased	46,620,123	19,185,358	9,215,318	—	75,020,799
Foreign exchange and other movements	23,631,855	3,836,241	(2,005,094)	—	25,463,002
Inflation Effect	(60,735,541)	(25,593,955)	(3,672,930)	—	(90,002,426)

Gross carrying amount as of December 31, 2021	167,039,513	60,741,347	18,860,077	—	246,640,937

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2020	159,649,962	19,557,425	3,605,932	—	182,813,319
Transfers:
Transfers from Stage 1 to Stage 2	(5,960,505)	5,960,505	—	—	—
Transfers from Stage 1 to Stage 3	(308,818)	—	308,818	—	—
Transfers from Stage 2 to Stage 1	2,993,818	(2,993,818)	—	—	—
Transfers from Stage 2 to Stage 3	—	(431,463)	431,463	—	—
Transfers from Stage 3 to Stage 2	—	72,125	(72,125)	—	—
Transfers from Stage 3 to Stage 1	98,929	—	(98,929)	—	—
Financial assets derecognized during the period other than write-offs	(62,620,001)	(3,941,723)	(1,350,254)	—	(67,911,978)
New financial assets originated or purchased	116,677,738	4,522,166	2,444,480	—	123,644,384
Foreign exchange and other movements	(2,005,757)	854,462	(329,244)	—	(1,480,539)
Inflation Effect	(53,880,627)	(6,600,479)	(1,216,974)	—	(61,698,080)

Gross carrying amount as of December 31, 2021	154,644,739	16,999,200	3,723,167	—	175,367,106

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2020	398,096,545	20,465,641	1,201,703	—	419,763,889
Transfers:
Transfers from Stage 1 to Stage 2	(5,519,947)	5,519,947	—	—	—
Transfers from Stage 1 to Stage 3	—	—	—	—	—
Transfers from Stage 2 to Stage 1	1,156,736	(1,156,736)	—	—	—
Transfers from Stage 2 to Stage 3	—	(438,059)	438,059	—	—
Transfers from Stage 3 to Stage 2	—	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—	—
Financial assets derecognized during the period other than write-offs	(124,985,052)	(4,376,503)	(466,943)	—	(129,828,498)
New financial assets originated or purchased	349,754,606	8,515,953	554	—	358,271,113
Foreign exchange and other movements	89,758,601	(4,270,859)	(37,724)	—	85,450,018
Inflation Effect	(211,566,895)	(6,906,996)	(405,565)	—	(218,879,456)

Gross carrying amount as of December 31, 2021	496,694,594	17,352,388	730,084	—	514,777,066

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2020	134,671,424	3,706,700	3,580,727	—	141,958,851
Transfers:
Transfers from Stage 1 to Stage 2	(1,674,473)	1,674,473	—	—	—
Transfers from Stage 1 to Stage 3	(1,950,674)	—	1,950,674	—	—
Transfers from Stage 2 to Stage 1	1,237,876	(1,237,876)	—	—	—
Transfers from Stage 2 to Stage 3	—	(353,778)	353,778	—	—
Transfers from Stage 3 to Stage 2	—	15,798	(15,798)	—	—
Transfers from Stage 3 to Stage 1	250,779	—	(250,779)	—	—
Financial assets derecognized during the period other than write-offs	(2,209,070)	(655,467)	(2,251,005)	—	(5,115,542)
New financial assets originated or purchased	89,946,060	3,945,482	2,271,672	—	96,163,214
Foreign exchange and other movements	—	—	—	—	—
Inflation Effect	(45,450,564)	(1,250,982)	(1,208,468)	—	(47,910,014)

Gross carrying amount as of December 31, 2021	174,821,358	5,844,350	4,430,801	—	185,096,509

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2019	164,659,573	—	—	—	164,659,573
Transfers:
Transfers from Stage 1 to Stage 2	(21,022,961)	21,022,961	—	—	—
Transfers from Stage 1 to Stage 3	(2,335,106)	—	2,335,106	—	—
Transfers from Stage 2 to Stage 1	14,304,405	(14,304,405)	—	—	—
Transfers from Stage 2 to Stage 3	—	(2,280,699)	2,280,699	—	—
Transfers from Stage 3 to Stage 2	—	844,888	(844,888)	—	—
Transfers from Stage 3 to Stage 1	437,882	—	(437,882)	—	—
Financial assets derecognized during the period other than write-offs	(18,005,652)	(5,198,477)	(5,947,998)	—	(29,152,127)
New financial assets originated or purchased	44,172,674	13,053,985	3,305,426	—	60,532,085
Foreign exchange and other movements	37,979,751	14,233,527	1,411,688	—	53,624,966
Inflation Effect	(43,711,386)	48,463,898	8,780,854	—	13,533,366

Gross carrying amount as of December 31, 2020	176,479,180	75,835,678	10,883,005	—	263,197,863

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2019	70,586,738	10,608,798	6,805,256	—	88,000,792
Transfers:
Transfers from Stage 1 to Stage 2	(4,967,139)	4,967,139	—	—	—
Transfers from Stage 1 to Stage 3	(199,284)	—	199,284	—	—
Transfers from Stage 2 to Stage 1	2,562,142	(2,562,142)	—	—	—
Transfers from Stage 2 to Stage 3	—	(166,596)	166,596	—	—
Transfers from Stage 3 to Stage 2	—	215,330	(215,330)	—	—
Transfers from Stage 3 to Stage 1	48,309	—	(48,309)	—	—
Financial assets derecognized during the period other than write-offs	(25,860,454)	(1,895,229)	(4,480,861)	—	(32,236,544)
New financial assets originated or purchased	116,070,986	6,902,688	2,211,773	—	125,185,447
Foreign exchange and other movements	20,146,986	4,303,704	774,082	—	25,224,772
Inflation Effect	(18,738,322)	(2,816,267)	(1,806,559)	—	(23,361,148)

Gross carrying amount as of December 31, 2020	159,649,962	19,557,425	3,605,932	—	182,813,319

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2019	423,539,493	12,462,570	10,020,962	—	446,023,025
Transfers:
Transfers from Stage 1 to Stage 2	(10,442,927)	10,442,927	—	—	—
Transfers from Stage 1 to Stage 3	—	—	—	—	—
Transfers from Stage 2 to Stage 1	712,206	(712,206)	—	—	—
Transfers from Stage 2 to Stage 3	—	(199,577)	199,577	—	—
Transfers from Stage 3 to Stage 2	—	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—	—
Financial assets derecognized during the period other than write-offs	(154,907,468)	(4,163,403)	(491,446)	—	(159,562,317)
New financial assets originated or purchased	330,435,365	6,380,899	122,710	—	336,938,974
Foreign exchange and other movements	(78,805,131)	(437,192)	(5,989,877)	—	(85,232,200)
Inflation Effect	(112,434,993)	(3,308,377)	(2,660,223)	—	(118,403,593)

Gross carrying amount as of December 31, 2020	398,096,545	20,465,641	1,201,703	—	419,763,889

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2019	96,719,034	5,212,608	12,440,778	—	114,372,420
Transfers:
Transfers from Stage 1 to Stage 2	(1,698,774)	1,698,774	—	—	—
Transfers from Stage 1 to Stage 3	(2,078,462)	—	2,078,462	—	—
Transfers from Stage 2 to Stage 1	—	(762,744)	762,744	—	—
Transfers from Stage 2 to Stage 3	1,311,802	(1,311,802)	—	—	—
Transfers from Stage 3 to Stage 2	—	34,975	(34,975)	—	—
Transfers from Stage 3 to Stage 1	277,277	—	(277,277)	—	—
Financial assets derecognized during the period other than write-offs	(4,243,541)	(1,422,154)	(8,600,985)	—	(14,266,680)
New financial assets originated or purchased	70,547,700	1,597,963	412,309	—	72,557,972
Foreign exchange and other movements	(664,468)	58,333	139,221	—	(466,914)
Inflation Effect	(25,499,144)	(1,399,253)	(3,339,550)	—	(30,237,947)

Gross carrying amount as of December 31, 2020	134,671,424	3,706,700	3,580,727	—	141,958,851

Use of information
Grupo Financiero Galicia, according to IFRS 9 standards, uses all information available, past, present and future to identify and estimate expected credit loss.

Operational Risk
The operational risk management is understood as the identification, assessment, monitoring, control and mitigation of this risk. It is an ongoing process carried out throughout the Group, which fosters a risk management culture at all organization levels through an effective policy and a program led by Senior Management.
Identification
The starting point of the operational risk management is the identification of risks and their association with the controls established to mitigate them, considering internal and external factors that may affect the process development. The results of this exercise are entered into a log of risks, which acts as a central repository of the nature and status of each risk and controls thereof.
Assessment
Once risks have been identified, the size in terms of impact, frequency and likelihood of risk occurrence is determined, considering the existing controls. The combination of impact with likelihood of occurrence determines the risk exposure level. Finally, the estimated risk levels are compared to pre-established
criteria, considering the balance of potential benefits and adverse results.
Monitoring
The monitoring process allows detecting and correcting the possible deficiencies in operational risk management policies, processes and procedures and their update.
Risk Control and Mitigation
The control process ensures compliance with internal policies and analyzes risks and responses to avoid, accept, mitigate or share them, by aligning them with the risk tolerance defined.
IT Risk
The Group manages the IT risk inherent to its products, activities and business processes. It also manages the risk associated with the material information systems, technology and information security processes. It also covers the risks derived from subcontracted activities and from services rendered by providers.
Reputational Risk
The reputational risk may result from the materialization of other risks: Legal, Compliance, Operational, Technological, Strategic, Market, Liquidity, Credit, etc.
The groups of interest are at the core of management, being considered upon establishing any type of mitigation measure.
Banco Galicia’s reputational risk management function was allocated to the Compliance Management Division, seeking to obtain a more comprehensive vision and be able to make immediate decisions that protect the entity’s image and reputation by using tools that enable to monitor and follow up to the perception of different groups of interest.
Banco Galicia defined an internal policy to reduce the occurrence of reputational events with negative impact, by defining a governance model with roles and responsibilities, and identifying critical scenarios that require management and visibility.
Contacts have been established with key business areas, devising a work scheme based on synergy and ongoing communication in order to spread the risk culture across the organization.
The Reputational Crisis Committee is in charge of becoming aware of the events that may affect the Bank’s reputation. In the face of an event of such characteristics, all the necessary information is gathered in the shortest time possible in order to be able to make assertive decisions, formally declare the crisis situation, if appropriate, and define the action plan to alleviate the crisis. In addition, such committee determines the communication strategy to be followed, considering the groups of interest involved. Finally, the strategy and related actions are followed to tackle the crisis.
Strategic Risk
Strategic risk is that which arises from an inappropriate business strategy or an adverse change in forecasts, parameters, goals and other functions that support such strategy.
It represents the possibility of fluctuations in placements that prevent Banco Galicia or its subsidiaries from obtaining the expected results of operations. These potential affected results of operations would give rise to lower income or higher costs regardless of what was budgeted.
Money Laundering Risk
As regards the control and prevention of asset laundering and funding of terrorist activities, Banco Galicia complies with the regulations set forth by the Argentine Central Bank, the Financial Information Unit and Law No. 25246, as amended, which creates the Financial Information Unit (UIF), within the purview of Argentina’s Ministry of Treasury and Public Finance with functional autarchy. The Financial Information Unit is in charge of analyzing, addressing and reporting the information received, in order to prevent and avoid both asset laundering and funding of terrorist activities.
The Bank has promoted the implementation of measures designed to fight against the use of the international financial system by criminal organizations. For such purposes, Banco Galicia has control policies, procedures and structures that are applied using a “risk-based approach”, which allow for the monitoring of transactions, pursuant to the “customer profile” (defined individually based on the information and documentation related to the economic and financial condition of the customer), in order to detect such transactions that should be considered unusual, and to report them to the UIF in applicable cases. The Anti-Money Laundering Management Division (“PLA”, as per its initials in Spanish) is in charge of managing this activity, through the implementation of control and prevention procedures as well as the communication thereof to the rest of the organization by drafting the related handbooks and training all employees. In addition, the management of this risk is regularly reviewed by Internal Audit.
The Bank has appointed a director as Compliance Officer, pursuant to Resolution 121/11, as amended, handed down by the UIF, who shall be responsible for ensuring compliance with and implementation of the proceedings and obligations on the issue.
The Bank contributes to the prevention and mitigation of risks from these transaction-related criminal behaviors, by being involved in the international regulatory standards adoption process.
Cybersecurity Risk
The use of technologies in place facilitates us a significant number of tools that expedite and improve the Bank’s processes, having a positive impact on our products and services. However, along with the above-mentioned benefits, risks and/or threats related to these new opportunities provided by digital technologies appear.
The cybersecurity-related risk is a matter inherent to the introduction of these new technologies. On one hand, such risk management stands out among Banco Galicia’s main goals, and, on the other, all the personnel’s as well as customers’ awareness of the considerations as regards the use of the above-mentioned technologies. In this respect, it is vital for the organization to understand thoroughly its internal processes, the tools used and the available techniques to mitigate cybersecurity-related risks.